Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Profit /(loss) for the year	$ (951)	$ 7,446	$ 13,528
Other comprehensive income /(loss) to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations, net of tax of $0	10,677	(4,388)	15,882
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary			248
Exchange differences, total	10,677	(4,388)	16,130
Net gain/(loss) on available-for-sale financial assets			(80)
Income tax effect			16
Other comprehensive income from available-for-sale financial assets, net of tax			(64)
Other comprehensive income/(loss) not to be reclassified to profit or loss in subsequent periods:
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	1,670	(419)
Income tax effect	(334)	84
Other comprehensive income from equity instruments measured at fair value, net of tax	1,336	(335)
Re-measuring loss on defined benefit plans	(1,727)	(410)	(772)
Income tax effect	345	82	154
Defined benefit pension plan, net of tax	(1,382)	(328)	(618)
Other comprehensive income/(loss) for the year, net of tax	10,631	(5,051)	15,448
Total comprehensive income for the year, net of tax	9,680	2,395	28,976
Attributable to:
Equity holders of the parent	3,786	(2,038)	18,992
Non-controlling interests	5,894	4,433	9,984
Total comprehensive income for the year, net of tax	$ 9,680	$ 2,395	$ 28,976